Performance Management - Prudentials Gibraltar Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance.
Performance Narrative [Text Block]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.Past performance does not mean that the Fund will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of Fund expenses and do not include contract charges. If contract charges were included, the returns shown would have been lower than those shown. Consult your contract prospectus for information about contract charges.
Performance Past Does Not Indicate Future [Text]	Past performance does not mean that the Fund will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns and average annual returns shown in the chart and table are after deduction of Fund expenses and do not include contract charges. If contract charges were included, the returns shown would have been lower than those shown. Consult your contract prospectus for information about contract charges.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:28.63%2nd Quarter 2020-23.99%2nd Quarter 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
PRUDENTIALS GIBRALTAR FUND
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.99%)
Lowest Quarterly Return, Date	Jun. 30, 2022